Note 8 - Credit Agreement	6 Months Ended
Jun. 30, 2021
Notes
Note 8 - Credit Agreement

Note 8 – Credit Agreement

Effective September 11, 2009, the Company entered into a credit facility with Wells Fargo Preferred Capital, Inc. (now Wells Fargo Bank, N.A.). As amended to date, the credit agreement provides for borrowings and reborrrowings of up to $230.0 million, subject to certain limitations, and all borrowings are secured by the finance receivables of the Company. Available borrowings under the credit agreement were $167.8 million and $111.1 million at June 30, 2021 and December 31, 2020, respectively, at an interest rate of 3.50%. Outstanding borrowings on the credit line were $62.2 million and $118.9 million at June 30, 2021 and December 31, 2020, respectively. The credit agreement contains covenants customary for financing transactions of this type. At June 30, 2021, the Company believes it was in compliance with all covenants. The credit agreement has a commitment termination date of February 28, 2022.